OTHER CURRENT ASSETS - Impairment under IAS 39 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets that are either past due or impaired [line items]
Other current assets	$ 1,312,334	¥ 9,022,953	¥ 10,074,225
Related parties | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Past due but not impaired financial assets due from the Group's related parties			1,545
Impairment on other current assets | Other current assets
Disclosure of financial assets that are either past due or impaired [line items]
Other current assets			2,652,729
Impairment on other current assets | Not past due | Other current assets
Disclosure of financial assets that are either past due or impaired [line items]
Other current assets			3,695,813
Impairment on other current assets | Not impaired | Other current assets
Disclosure of financial assets that are either past due or impaired [line items]
Other current assets			6,348,542
Impairment on other current assets | Within 1 year | Past due but not impaired | Other current assets
Disclosure of financial assets that are either past due or impaired [line items]
Other current assets				¥ 1,214,515
Impairment on other current assets | Past due for 1 to 2 years | Past due but not impaired | Other current assets
Disclosure of financial assets that are either past due or impaired [line items]
Other current assets			364,953
Impairment on other current assets | Past due for over 2 years | Past due but not impaired | Other current assets
Disclosure of financial assets that are either past due or impaired [line items]
Other current assets			¥ 1,073,261